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American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND

American Century Mutual Funds, Inc. Prospectus Supplement Sustainable Equity Fund
Supplement dated August 1, 2020 ■ Prospectus dated March 1, 2020

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee[2]	0.79%	0.59%	0.44%	0.79%	0.79%	0.79%	0.59%	0.44%	0.44%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.80%	0.60%	0.45%	1.05%	1.80%	1.30%	0.60%	0.45%	0.45%
Fee Waiver	None	None	None	None	None	None	None	None	0.44%³
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.60%	0.45%	1.05%	1.80%	1.30%	0.60%	0.45%	0.01%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

[3]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$82	$256	$445	$990
I Class	$61	$193	$335	$751
Y Class	$46	$145	$252	$567
A Class	$676	$890	$1,122	$1,784
C Class	$183	$567	$976	$2,114
R Class	$133	$413	$714	$1,567
R5 Class	$61	$193	$335	$751
R6 Class	$46	$145	$252	$567
G Class	$1	$3	$6	$13

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	[1]	0.79%	0.59%	0.44%	0.79%	0.79%	0.79%	0.59%	0.44%	0.44%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.80%	0.60%	0.45%	1.05%	1.80%	1.30%	0.60%	0.45%	0.45%
Fee Waiver or Reimbursement		none	none	none	none	none	none	none	none	(0.44%)	[2]
Net Expenses (as a percentage of Assets)		0.80%	0.60%	0.45%	1.05%	1.80%	1.30%	0.60%	0.45%	0.01%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	82	256	445	990
I CLASS	61	193	335	751
Y CLASS	46	145	252	567
A CLASS	676	890	1,122	1,784
C CLASS	183	567	976	2,114
R CLASS	133	413	714	1,567
R5 CLASS	61	193	335	751
R6 CLASS	46	145	252	567
G CLASS	1	3	6	13